UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Kylin Management LLC
Address:          366 Madison Avenue, 16th Floor
                  New York, New York 10017

Form 13F File Number: _____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Paul Guggenheimer
Title:            Chief Financial Officer
Phone:            (212) 323-8115

Signature, Place, and Date of Signing:

   /s/ Paul Guggenheimer       New York, New York     February 11, 2011
   ---------------------       ------------------     -----------------
        [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $135,587 (thousands)


List of Other Included Managers:

   None.

                                                 FORM 13F INFORMATION TABLE
                                                    KYLIN MANAGEMENT LLC
                                                           12/31/10
                                                                 VALUE    SHARES    SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                   TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT   PRN  CALL DISCRETN MANAGERS SOLE  SHARED   NONE
Baidu Inc                        Spon ADR Rep A      056752108   39,295     407,080 SH         Sole               407,080
Bitauto Holdings Ltd             ADR                 091727107      177      20,000 SH         Sole                20,000
Bona Film Group Ltd              Spon ADR            09777B107      273      50,000 SH         Sole                50,000
E-House China Holdings           ADS                 26852W103    6,446     430,900 SH         Sole               430,900
Mecox Lane Ltd                   ADR                 58403M102    4,390     592,400 SH         Sole               592,400
Perfect World Co                 Spon ADR            71372U104   16,925     715,642 SH         Sole               715,642
Tal Education Group              ADR                 874083108      966      60,000 SH         Sole                60,000
Wuxi Pharmatech Inc              ADR                 929352102   67,115   4,158,292 SH         Sole             4,158,292

